Risk Management (Details 3) - CLP ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		$ 32,671,515		$ 30,213,414
Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,634,146		1,503,116
Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		29,041,636		26,913,508
Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,995,733		1,796,790
Commercial Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		15,862,325		15,186,144	$ 13,963,093
Commercial Loans [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		814,635		773,083
Commercial Loans [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		13,802,623		13,312,806
Commercial Loans [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,245,067		1,100,255
Mortgages [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		11,262,995		10,150,981	9,096,895
Mortgages [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		529,081		444,523
Mortgages [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		10,275,966		9,258,962
Mortgages [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		457,948		447,496
Consumer Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		5,546,195		4,876,289	$ 4,557,692
Consumer Loans [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		290,430		285,510
Consumer Loans [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		4,963,047		4,341,740
Consumer Loans [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		292,718		249,039
Market Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				30,213,414
Market Risk [Member] | Commercial Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				15,186,144
Market Risk [Member] | Commercial Loans [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				773,083
Market Risk [Member] | Commercial Loans [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				13,312,806
Market Risk [Member] | Commercial Loans [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				1,100,255
Market Risk [Member] | Commercial Loans [Member] | Fishing [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		256,554		253,021
Market Risk [Member] | Commercial Loans [Member] | Fishing [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		7,695		3,569
Market Risk [Member] | Commercial Loans [Member] | Fishing [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		223,980		238,348
Market Risk [Member] | Commercial Loans [Member] | Fishing [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		24,879		11,104
Market Risk [Member] | Commercial Loans [Member] | Manufacturing [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,285,814		1,139,765
Market Risk [Member] | Commercial Loans [Member] | Manufacturing [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		54,048		54,048
Market Risk [Member] | Commercial Loans [Member] | Manufacturing [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,110,484		992,786
Market Risk [Member] | Commercial Loans [Member] | Manufacturing [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		92,931		92,931
Market Risk [Member] | Commercial Loans [Member] | Mining [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		407,041		208,748
Market Risk [Member] | Commercial Loans [Member] | Mining [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		3,739		4,585
Market Risk [Member] | Commercial Loans [Member] | Mining [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		280,297		182,342
Market Risk [Member] | Commercial Loans [Member] | Mining [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		123,005		21,821
Market Risk [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		341,044		408,932
Market Risk [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		8,196		2,279
Market Risk [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		309,941		384,288
Market Risk [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		22,907		22,365
Market Risk [Member] | Commercial Loans [Member] | Agriculture and Livestock [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,287,281		1,201,251
Market Risk [Member] | Commercial Loans [Member] | Agriculture and Livestock [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		93,440		100,781
Market Risk [Member] | Commercial Loans [Member] | Agriculture and Livestock [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		1,020,857		934,199
Market Risk [Member] | Commercial Loans [Member] | Agriculture and Livestock [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		172,984		166,271
Market Risk [Member] | Commercial Loans [Member] | Forest [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		165,207		143,888
Market Risk [Member] | Commercial Loans [Member] | Forest [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		15,689		14,115
Market Risk [Member] | Commercial Loans [Member] | Forest [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		132,483		120,371
Market Risk [Member] | Commercial Loans [Member] | Forest [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		17,035		9,402
Market Risk [Member] | Commercial Loans [Member] | Transportation [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		763,877		809,306
Market Risk [Member] | Commercial Loans [Member] | Transportation [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		34,192		37,802
Market Risk [Member] | Commercial Loans [Member] | Transportation [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		665,570		716,493
Market Risk [Member] | Commercial Loans [Member] | Transportation [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		64,115		55,011
Market Risk [Member] | Commercial Loans [Member] | Communications [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		240,950		215,844
Market Risk [Member] | Commercial Loans [Member] | Communications [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		6,168		7,222
Market Risk [Member] | Commercial Loans [Member] | Communications [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		206,660		178,215
Market Risk [Member] | Commercial Loans [Member] | Communications [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		28,122		30,407
Market Risk [Member] | Commercial Loans [Member] | Construction [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		974,268	[1]	906,038
Market Risk [Member] | Commercial Loans [Member] | Construction [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances	[1]	106,568		93,747
Market Risk [Member] | Commercial Loans [Member] | Construction [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances	[1]	782,265		723,600
Market Risk [Member] | Commercial Loans [Member] | Construction [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances	[1]	85,435		88,691
Market Risk [Member] | Commercial Loans [Member] | Commerce [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		2,796,415		3,340,064
Market Risk [Member] | Commercial Loans [Member] | Commerce [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		30,107		199,924
Market Risk [Member] | Commercial Loans [Member] | Commerce [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		2,655,982		2,950,517
Market Risk [Member] | Commercial Loans [Member] | Commerce [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		110,326		189,623
Market Risk [Member] | Commercial Loans [Member] | Services [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		3,366,132		1,865,669
Market Risk [Member] | Commercial Loans [Member] | Services [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		204,472		12,915
Market Risk [Member] | Commercial Loans [Member] | Services [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		2,971,563		1,771,595
Market Risk [Member] | Commercial Loans [Member] | Services [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		190,097		81,159
Market Risk [Member] | Commercial Loans [Member] | Other [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		3,977,742		4,693,618
Market Risk [Member] | Commercial Loans [Member] | Other [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		236,395		242,096
Market Risk [Member] | Commercial Loans [Member] | Other [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		3,442,541		4,120,052
Market Risk [Member] | Commercial Loans [Member] | Other [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances		$ 298,806		331,470
Market Risk [Member] | Mortgages [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				10,150,981
Market Risk [Member] | Mortgages [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				444,523
Market Risk [Member] | Mortgages [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				9,258,962
Market Risk [Member] | Mortgages [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				447,496
Market Risk [Member] | Consumer Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				4,876,289
Market Risk [Member] | Consumer Loans [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				285,510
Market Risk [Member] | Consumer Loans [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				4,341,740
Market Risk [Member] | Consumer Loans [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets before allowances				$ 249,039

[1]	In 2019 we improved the classification of our construction loans, reassigning loans for real state rental investment companies to services.